COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF EARN-OUT LIABILITY

The following outlines changes to the Company’s earn-out liability balances inclusive of accumulated accretion for the respective period ended March 31, 2022 and December 31, 2021:

	CCS	Fortman	Montana	Altruis	Kush	Total
Ending balance December 31, 2021	$-	$515,308	$615,969	$992,868	$1,689,733	$3,813,878
Changes due to fair value adjustments	-	29,522	37,741	-	339,808	407,071
Ending balance March 31, 2022	$-	$544,830	$653,710	$992,868	$2,029,541	$4,220,949

	CCS	Fortman	Montana	Altruis	Kush	Total
Ending balance December 31, 2020	$81,368	$432,655	$522,553	$1,894,842	$-	$2,931,418
Changes due to business combinations	-	-	-	-	1,694,166	1,694,166
Changes due to payments	-	-	-	(452,236)	-	(452,236)
Changes due to fair value adjustments	-	82,653	93,416	(449,738)	(4,433)	(278,102)
Changes due to write-offs	(81,368)	-	-	-	-	(81,368)
Ending balance December 31, 2021	$-	$515,308	$615,969	$992,868	$1,689,733	$3,813,878

The following outlines changes to the Company’s earn-out liability balances inclusive of accumulated accretion for the respective years ended December 31, 2021 and 2020:

	CCS	Fortman	Montana	Altruis	Kush	Total
Ending balance December 31, 2020	$81,368	$432,655	$522,553	$1,894,842	$-	$2,931,418
Changes due to business combinations	-	-	-	-	1,694,166	1,694,166
Changes due to payments	-	-	-	(452,236)	-	(452,236)
Changes due to fair value adjustments	-	82,653	93,416	(449,738)	(4,433)	(278,102)
Changes due to write-offs	(81,368)	-	-	-	-	(81,368)
Ending balance December 31, 2021	$-	$515,308	$615,969	$992,868	$1,689,733	$3,813,878

	CCS	Fortman	Montana	Altruis	Kush	Total
Ending balance December 31, 2019	$-	$432,655	$522,553	$1,894,842	$-	$2,850,050
Changes due to business combinations	81,368	-	-	-	-	81,368
Changes due to payments	-	-	-	-	-	-
Changes due to fair value adjustments	-	-	-	-	-	-
Changes due to write-offs	-	-	-	-	-	-
Ending balance December 31, 2020	$81,368	$432,655	$522,553	$1,894,842	$-	$2,931,418